Average Annual Total Returns	Macquarie VIP Core Equity Series S&P 500® Index 1 year	Macquarie VIP Core Equity Series S&P 500® Index 5 years	Macquarie VIP Core Equity Series S&P 500® Index 10 years	Macquarie VIP Core Equity Series Service Class 1 year	Macquarie VIP Core Equity Series Service Class 5 years	Macquarie VIP Core Equity Series Service Class 10 years	Macquarie VIP Growth Series Russell 1000® Growth Index 1 year	Macquarie VIP Growth Series Russell 1000® Growth Index 5 years	Macquarie VIP Growth Series Russell 1000® Growth Index 10 years	Macquarie VIP Growth Series Service Class 1 year	Macquarie VIP Growth Series Service Class 5 years	Macquarie VIP Growth Series Service Class 10 years	Macquarie VIP Mid Cap Growth Series Russell Midcap® Growth Index 1 year	Macquarie VIP Mid Cap Growth Series Russell Midcap® Growth Index 5 years	Macquarie VIP Mid Cap Growth Series Russell Midcap® Growth Index 10 years	Macquarie VIP Mid Cap Growth Series Service Class 1 year	Macquarie VIP Mid Cap Growth Series Service Class 5 years	Macquarie VIP Mid Cap Growth Series Service Class 10 years	Macquarie VIP Mid Cap Growth Series Standard Class 1 year	Macquarie VIP Mid Cap Growth Series Standard Class 5 years	Macquarie VIP Mid Cap Growth Series Standard Class Lifetime	Macquarie VIP Mid Cap Growth Series Standard Class Class I return before taxes	Macquarie VIP Smid Cap Core Series Russell 2500™ Index 1 year	Macquarie VIP Smid Cap Core Series Russell 2500™ Index 5 years	Macquarie VIP Smid Cap Core Series Russell 2500™ Index 10 years	Macquarie VIP Smid Cap Core Series Service Class 1 year	Macquarie VIP Smid Cap Core Series Service Class 5 years	Macquarie VIP Smid Cap Core Series Service Class 10 years	Macquarie VIP Small Cap Growth Series Russell 2000® Growth Index 1 year	Macquarie VIP Small Cap Growth Series Russell 2000® Growth Index 5 years	Macquarie VIP Small Cap Growth Series Russell 2000® Growth Index 10 years	Macquarie VIP Small Cap Growth Series Standard Class 1 year	Macquarie VIP Small Cap Growth Series Standard Class 5 years	Macquarie VIP Small Cap Growth Series Standard Class Lifetime	Macquarie VIP Small Cap Growth Series Standard Class Class I return before taxes	Macquarie VIP Small Cap Growth Series Service Class 1 year	Macquarie VIP Small Cap Growth Series Service Class 5 years	Macquarie VIP Small Cap Growth Series Service Class 10 years	Macquarie VIP Value Series Russell 1000® Value Index 1 year	Macquarie VIP Value Series Russell 1000® Value Index 5 years	Macquarie VIP Value Series Russell 1000® Value Index 10 years	Macquarie VIP Value Series Service Class 1 year	Macquarie VIP Value Series Service Class 5 years	Macquarie VIP Value Series Service Class 10 years	Macquarie VIP Corporate Bond Series Bloomberg US Corporate Bond Index 1 year	Macquarie VIP Corporate Bond Series Bloomberg US Corporate Bond Index 5 years	Macquarie VIP Corporate Bond Series Bloomberg US Corporate Bond Index 10 years	Macquarie VIP Corporate Bond Series Service Class 1 year	Macquarie VIP Corporate Bond Series Service Class 5 years	Macquarie VIP Corporate Bond Series Service Class 10 years	Macquarie VIP High Income Series ICE BofA US High Yield Constrained Index 1 year	Macquarie VIP High Income Series ICE BofA US High Yield Constrained Index 5 years	Macquarie VIP High Income Series ICE BofA US High Yield Constrained Index 10 years	Macquarie VIP High Income Series Standard Class 1 year	Macquarie VIP High Income Series Standard Class 5 years	Macquarie VIP High Income Series Standard Class Lifetime	Macquarie VIP High Income Series Standard Class Class I return before taxes	Macquarie VIP High Income Series Service Class 1 year	Macquarie VIP High Income Series Service Class 5 years	Macquarie VIP High Income Series Service Class 10 years	Macquarie VIP Limited-Term Bond Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Limited-Term Bond Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Limited-Term Bond Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Limited-Term Bond Series Service Class 1 year	Macquarie VIP Limited-Term Bond Series Service Class 5 years	Macquarie VIP Limited-Term Bond Series Service Class 10 years	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index (net) 1 year	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index (net) 5 years	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index (net) 10 years	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (gross) 1 year	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (gross) 5 years	Macquarie VIP Global Growth Series MSCI ACWI (All Country World Index) (gross) 10 years	Macquarie VIP Global Growth Series Service Class 1 year	Macquarie VIP Global Growth Series Service Class 5 years	Macquarie VIP Global Growth Series Service Class 10 years	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (net) 1 year	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (net) 5 years	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (net) 10 years	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (gross) 1 year	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (gross) 5 years	Macquarie VIP International Core Equity Series MSCI ACWI (All Country World Index) ex USA (gross) 10 years	Macquarie VIP International Core Equity Series Service Class 1 year	Macquarie VIP International Core Equity Series Service Class 5 years	Macquarie VIP International Core Equity Series Service Class 10 years	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index (net) 1 year	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index (net) 5 years	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index (net) 10 years	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (gross) 1 year	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (gross) 5 years	Macquarie VIP Asset Strategy Series MSCI ACWI (All Country World Index) (gross) 10 years	Macquarie VIP Asset Strategy Series Standard Class 1 year	Macquarie VIP Asset Strategy Series Standard Class 5 years	Macquarie VIP Asset Strategy Series Standard Class Lifetime	Macquarie VIP Asset Strategy Series Standard Class Class I return before taxes	Macquarie VIP Asset Strategy Series Service Class 1 year	Macquarie VIP Asset Strategy Series Service Class 5 years	Macquarie VIP Asset Strategy Series Service Class 10 years	Macquarie VIP Balanced Series S&P 500® Index 1 year	Macquarie VIP Balanced Series S&P 500® Index 5 years	Macquarie VIP Balanced Series S&P 500® Index 10 years	Macquarie VIP Balanced Series Bloomberg US Aggregate Index 1 year	Macquarie VIP Balanced Series Bloomberg US Aggregate Index 5 years	Macquarie VIP Balanced Series Bloomberg US Aggregate Index 10 years	Macquarie VIP Balanced Series Service Class 1 year	Macquarie VIP Balanced Series Service Class 5 years	Macquarie VIP Balanced Series Service Class 10 years	Macquarie VIP Energy Series S&P 1500 Energy Sector Index 1 year	Macquarie VIP Energy Series S&P 1500 Energy Sector Index 5 years	Macquarie VIP Energy Series S&P 1500 Energy Sector Index 10 years	Macquarie VIP Energy Series Standard Class 1 year	Macquarie VIP Energy Series Standard Class 5 years	Macquarie VIP Energy Series Standard Class Lifetime	Macquarie VIP Energy Series Standard Class Class I return before taxes	Macquarie VIP Energy Series Service Class 1 year	Macquarie VIP Energy Series Service Class 5 years	Macquarie VIP Energy Series Service Class 10 years	Macquarie VIP Natural Resources Series S&P Global Natural Resources Index 1 year	Macquarie VIP Natural Resources Series S&P Global Natural Resources Index 5 years	Macquarie VIP Natural Resources Series S&P Global Natural Resources Index 10 years	Macquarie VIP Natural Resources Series Service Class 1 year	Macquarie VIP Natural Resources Series Service Class 5 years	Macquarie VIP Natural Resources Series Service Class 10 years	Macquarie VIP Science and Technology Series S&P North American Technology Sector Index 1 year	Macquarie VIP Science and Technology Series S&P North American Technology Sector Index 5 years	Macquarie VIP Science and Technology Series S&P North American Technology Sector Index 10 years	Macquarie VIP Science and Technology Series Standard Class 1 year	Macquarie VIP Science and Technology Series Standard Class 5 years	Macquarie VIP Science and Technology Series Standard Class Lifetime	Macquarie VIP Science and Technology Series Standard Class Class I return before taxes	Macquarie VIP Science and Technology Series Service Class 1 year	Macquarie VIP Science and Technology Series Service Class 5 years	Macquarie VIP Science and Technology Series Service Class 10 years	Macquarie VIP Pathfinder Aggressive Series Current Blended Benchmark 1 year	Macquarie VIP Pathfinder Aggressive Series Current Blended Benchmark 5 years	Macquarie VIP Pathfinder Aggressive Series Current Blended Benchmark 10 years	Macquarie VIP Pathfinder Aggressive Series Russell 3000 Index 1 year	Macquarie VIP Pathfinder Aggressive Series Russell 3000 Index 5 years	Macquarie VIP Pathfinder Aggressive Series Russell 3000 Index 10 years	Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index 1 year	Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index 5 years	Macquarie VIP Pathfinder Aggressive Series MSCI EAFE Index 10 years	Macquarie VIP Pathfinder Aggressive Series Bloomberg U.S. Credit Index 1 year	Macquarie VIP Pathfinder Aggressive Series Bloomberg U.S. Credit Index 5 years	Macquarie VIP Pathfinder Aggressive Series Bloomberg U.S. Credit Index 10 years	Macquarie VIP Pathfinder Aggressive Series Service Class 1 year	Macquarie VIP Pathfinder Aggressive Series Service Class 5 years	Macquarie VIP Pathfinder Aggressive Series Service Class 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Current Blended Benchmark 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Current Blended Benchmark 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Current Blended Benchmark 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Russell 3000 Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Russell 3000 Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Russell 3000 Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series MSCI EAFE Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg U.S. Credit Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg U.S. Credit Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg U.S. Credit Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class 1 year	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class 5 years	Macquarie VIP Pathfinder Moderately Aggressive Series Service Class 10 years	Macquarie VIP Pathfinder Moderate Series Current Blended Benchmark 1 year	Macquarie VIP Pathfinder Moderate Series Current Blended Benchmark 5 years	Macquarie VIP Pathfinder Moderate Series Current Blended Benchmark 10 years	Macquarie VIP Pathfinder Moderate Series Russell 3000 Index 1 year	Macquarie VIP Pathfinder Moderate Series Russell 3000 Index 5 years	Macquarie VIP Pathfinder Moderate Series Russell 3000 Index 10 years	Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index 1 year	Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index 5 years	Macquarie VIP Pathfinder Moderate Series MSCI EAFE Index 10 years	Macquarie VIP Pathfinder Moderate Series Bloomberg U.S. Credit Index 1 year	Macquarie VIP Pathfinder Moderate Series Bloomberg U.S. Credit Index 5 years	Macquarie VIP Pathfinder Moderate Series Bloomberg U.S. Credit Index 10 years	Macquarie VIP Pathfinder Moderate Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderate Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderate Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderate Series Service Class 1 year	Macquarie VIP Pathfinder Moderate Series Service Class 5 years	Macquarie VIP Pathfinder Moderate Series Service Class 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Current Blended Benchmark 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Current Blended Benchmark 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Current Blended Benchmark 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Russell 3000 Index 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Russell 3000 Index 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Russell 3000 Index 10 years	Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index 1 year	Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index 5 years	Macquarie VIP Pathfinder Moderately Conservative Series MSCI EAFE Index 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg U.S. Credit Index 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg U.S. Credit Index 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg U.S. Credit Index 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderately Conservative Series Service Class 1 year	Macquarie VIP Pathfinder Moderately Conservative Series Service Class 5 years	Macquarie VIP Pathfinder Moderately Conservative Series Service Class 10 years	Macquarie VIP Pathfinder Conservative Series Current Blended Benchmark 1 year	Macquarie VIP Pathfinder Conservative Series Current Blended Benchmark 5 years	Macquarie VIP Pathfinder Conservative Series Current Blended Benchmark 10 years	Macquarie VIP Pathfinder Conservative Series Russell 3000 Index 1 year	Macquarie VIP Pathfinder Conservative Series Russell 3000 Index 5 years	Macquarie VIP Pathfinder Conservative Series Russell 3000 Index 10 years	Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index 1 year	Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index 5 years	Macquarie VIP Pathfinder Conservative Series MSCI EAFE Index 10 years	Macquarie VIP Pathfinder Conservative Series Bloomberg U.S. Credit Index 1 year	Macquarie VIP Pathfinder Conservative Series Bloomberg U.S. Credit Index 5 years	Macquarie VIP Pathfinder Conservative Series Bloomberg U.S. Credit Index 10 years	Macquarie VIP Pathfinder Conservative Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Conservative Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Conservative Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Conservative Series Service Class 1 year	Macquarie VIP Pathfinder Conservative Series Service Class 5 years	Macquarie VIP Pathfinder Conservative Series Service Class 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Current Blended Benchmark 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Current Blended Benchmark 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Current Blended Benchmark 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Russell 3000 Index 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Russell 3000 Index 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Russell 3000 Index 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series MSCI EAFE Index 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg U.S. Credit Index 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg U.S. Credit Index 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg U.S. Credit Index 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class 1 year	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class 5 years	Macquarie VIP Pathfinder Moderate - Managed Volatility Series Service Class 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Current Blended Benchmark 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Current Blended Benchmark 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Current Blended Benchmark 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Russell 3000 Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Russell 3000 Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Russell 3000 Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series MSCI EAFE Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg U.S. Credit Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg U.S. Credit Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg U.S. Credit Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class 1 year	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class 5 years	Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series Service Class 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Current Blended Benchmark 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Current Blended Benchmark 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Current Blended Benchmark 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Russell 3000 Index 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Russell 3000 Index 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Russell 3000 Index 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series MSCI EAFE Index 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg U.S. Credit Index 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg U.S. Credit Index 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg U.S. Credit Index 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Bloomberg 1-3 Year US Government/Credit Index 10 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class 1 year	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class 5 years	Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series Service Class 10 years
Total	26.29%	15.69%	12.03%	23.51%	15.97%	10.57%	42.68%	19.50%	14.86%	38.00%	18.41%	14.09%	25.87%	13.81%	10.57%	19.59%	14.63%	10.47%	19.90%	14.92%	13.57%	Apr. 28, 2017	17.42%	11.67%	8.36%	15.71%	9.63%	7.70%	18.66%	9.22%	7.16%	13.36%	8.16%	5.20%	Nov. 02, 2018	13.11%	7.89%	6.28%	11.46%	10.91%	8.40%	8.27%	11.72%	7.96%	8.52%	2.63%	2.95%	7.27%	2.18%	2.14%	13.47%	5.19%	4.51%	12.22%	4.73%	3.75%	Apr. 28, 2017	11.95%	4.46%	3.70%	4.61%	1.51%	1.27%	4.73%	1.62%	1.41%	22.20%	11.72%	7.92%	22.81%	12.27%	8.48%	19.90%	12.10%	7.66%	15.62%	7.08%	3.83%	16.21%	7.60%	4.32%	15.65%	7.56%	4.00%	22.20%	11.72%	7.92%	22.81%	12.27%	8.48%	14.22%	8.54%	7.17%	Apr. 28, 2017	13.90%	8.27%	3.48%	26.29%	15.69%	12.03%	5.53%	1.10%	1.81%	16.09%	9.49%	6.37%	(0.63%)	12.96%	2.74%	4.24%	8.02%	(0.21%)	Apr. 28, 2017	4.06%	7.75%	(2.41%)	3.66%	13.13%	2.85%	1.63%	7.86%	(0.36%)	61.13%	22.22%	18.72%	39.38%	17.46%	14.65%	Apr. 28, 2017	39.04%	17.17%	10.87%	20.90%	11.26%	8.12%	25.96%	15.16%	11.48%	18.85%	8.69%	4.78%	8.18%	2.45%	2.83%	17.51%	10.66%	7.70%	19.31%	10.34%	7.59%	25.96%	15.16%	11.48%	18.85%	8.69%	4.78%	8.18%	2.45%	2.83%	4.61%	1.51%	1.27%	16.53%	9.87%	6.90%	17.72%	9.41%	7.04%	25.96%	15.16%	11.48%	18.85%	8.69%	4.78%	8.18%	2.45%	2.83%	4.61%	1.51%	1.27%	15.33%	8.81%	6.18%	16.14%	8.46%	6.47%	25.96%	15.16%	11.48%	18.85%	8.69%	4.78%	8.18%	2.45%	2.83%	4.61%	1.51%	1.27%	13.99%	7.70%	5.51%	14.56%	7.49%	5.88%	25.96%	15.16%	11.48%	18.85%	8.69%	4.78%	8.18%	2.45%	2.83%	4.61%	1.51%	1.27%	12.53%	6.59%	4.76%	17.72%	9.41%	7.04%	25.96%	15.16%	11.48%	18.85%	8.69%	4.78%	8.18%	2.45%	2.83%	4.61%	1.51%	1.27%	14.10%	7.44%	5.10%	19.31%	10.34%	7.59%	25.96%	15.16%	11.48%	18.85%	8.69%	4.78%	8.18%	2.45%	2.83%	4.61%	1.51%	1.27%	15.41%	8.40%	5.71%	16.14%	8.46%	6.47%	25.96%	15.16%	11.48%	18.85%	8.69%	4.78%	8.18%	2.45%	2.83%	4.61%	1.51%	1.27%	12.62%	6.51%	4.44%